UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rogge Capital LLC
Address: 401 Congress Avenue
         Suite 2750
         Austin, Texas  78701

13F File Number:  28-12999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul A. Rogge
Title:     Manager
Phone:     512.322.0909

Signature, Place, and Date of Signing:

     Paul A. Rogge     Austin, Texas     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $24,572 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASTRAZENECA PLC                SPONSORED ADR    046353108      274     6240 SH       SOLE                     6240
AU OPTRONICS CORP              SPONSORED ADR    002255107      179    15720 SH       SOLE                    15720
BLOCKBUSTER INC                CL A             093679108       83    40460 SH       SOLE                    40460
BP PLC                         SPONSORED ADR    055622104     2908    57960 SH       SOLE                    57960
CHINA NETCOM GROUP CORP HK L   SPONSORED ADR    16940Q101      211     4630 SH       SOLE                     4630
COOPER TIRE & RUBR CO          COM              216831107      325    37800 SH       SOLE                    37800
DIAMONDS TR                    UNIT SER 1       252787106     1788     5000 SH  PUT  SOLE                     5000
EASTMAN KODAK CO               COM              277461109      205    13300 SH       SOLE                    13300
ENI S P A                      SPONSORED ADR    26874R108     2548    27110 SH       SOLE                    27110
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      308     7090 SH       SOLE                     7090
ISHARES TR                     PUT              464287958     1725     5500 SH  PUT  SOLE                     5500
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303      300    11010 SH       SOLE                    11010
LILLY ELI & CO                 COM              532457108      297     6750 SH       SOLE                     6750
MATTEL INC                     COM              577081102      279    15440 SH       SOLE                    15440
NEWELL RUBBERMAID INC          COM              651229106      362    21000 SH       SOLE                    21000
NOKIA CORP                     SPONSORED ADR    654902204      350    18780 SH       SOLE                    18780
PARTNER COMMUNICATIONS CO LT   ADR              70211M109      281    15250 SH       SOLE                    15250
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102      124    12290 SH       SOLE                    12290
REPSOL YPF S A                 SPONSORED ADR    76026T205     2818    95000 SH       SOLE                    95000
SANOFI AVENTIS                 SPONSORED ADR    80105N105      411    12500 SH       SOLE                    12500
SASOL LTD                      SPONSORED ADR    803866300     2155    50700 SH       SOLE                    50700
SEAGATE TECHNOLOGY             SHS              G7945J104      273    22560 SH       SOLE                    22560
SELECT SECTOR SPDR TR          PUT              81369Y957     1015     6500 SH  PUT  SOLE                     6500
SUNCOR ENERGY INC              COM              867229106     1812    43000 SH       SOLE                    43000
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      153    16300 SH       SOLE                    16300
TOTAL S A                      SPONSORED ADR    89151E109     2576    42450 SH       SOLE                    42450
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW     900111204      243    16240 SH       SOLE                    16240
WINDSTREAM CORP                COM              97381W104      242    22130 SH       SOLE                    22130
WYETH                          COM              983024100      273     7400 SH       SOLE                     7400
XINHUA FIN MEDIA LTD           SPONSORED ADR    983982109       54    40690 SH       SOLE                    40690